Intangible Assets - Schedule of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets		¥ 98,692	¥ 98,947
Micro-Lending License [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset		63,760	63,760
Factoring License [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset		265	265
Financial Leasing License [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset	[1]	0	255
Insurance License [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset	[2]	¥ 34,667	¥ 34,667

[1]	In 2022, the Financial Leasing License related to Zhongyu Zhuhai Financial Leasing Co., Ltd. was revoked and therefore full impairment was provided and provision for intangible assets was written off at the end of the year.
[2]	The Group acquired an insurance brokeage company in 2020. The acquisitions met the “single or similar asset threshold” and are not considered as business combination in accordance with ASC Topic 805 but asset acquisition. In 2022, the financial Leasing License related to Zhongyu Zhuhai Financial Leasing Co., Ltd was revoked and therefore full impairment was provided.